NEWBUILDINGS - Schedule of Newbuildings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment [abstract]
Newbuildings, beginning of period	$ 130,633	$ 48,498
Installments and other costs paid and payable	299,963	274,248
Transfer to Vessels and equipment	(386,241)	(194,162)
Capitalized borrowing costs	3,636	2,049
Newbuildings, end of period	$ 47,991	$ 130,633